Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Right-of-use assets	3,739,296	6,350,997	903,568
Less: impairment	(1,857,761)	(512,701)	(72,943)
Right-of-use assets	1,881,535	5,838,296	830,625

Operating lease liabilities – current	812,669	2,281,725	324,625
Operating lease liabilities – non-current	1,898,004	4,403,452	626,487
Total operating lease liabilities	2,710,673	6,685,177	951,112

The movement of impairment of right-of-use assets is as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Beginning balance	3,244,676	1,857,761	264,307
Addition	-	-	-
Derecognition	(1,386,915)	(1,345,060)	(191,364)
Ending balance	1,857,761	512,701	72,943

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.06
Weighted average discount rate	3.62%

A summary of lease expenses recognized in the consolidated statements of operations as of December 31, 2024 and 2025 and supplemental cash flow information related to operating leases were as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Lease expense
Operating lease expense	3,887,462	1,374,121	195,499
Short-term lease expense	19,401,914	24,304,964	3,457,911
Sublease income (1)	(11,725,219)	(14,153,470)	(2,013,640)
Total lease expense	11,564,157	11,525,615	1,639,770

Other information
Cash paid for operating leases	5,561,964	1,309,059	186,242
Right-of-use assets obtained in exchange for operating new lease liabilities	2,272,088	5,201,567	740,036

*(1)	For the years ended December 31, 2023, 2024 and 2025, the Group incurred sublease income of RMB707,009, RMB11,725,219 and RMB14,153,470 (US$2,013,640), and sublease cost of RMB858,098, RMB11,088,503 and RMB12,013,832 (US$1,709,229), respectively.

Schedule of Future Minimum Payments

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2025:

Year	Amounts
	RMB	US$
2026	2,479,065	352,701
2027	1,502,656	213,786
2028	1,248,788	177,667
2029	1,168,715	166,275
2030	679,907	96,732
Thereafter	79,625	11,328
Total lease payments	7,158,756	1,018,489
Less: imputed interest	473,579	67,377
Total operating lease liabilities, net of interest	6,685,177	951,112